Cash flow information	12 Months Ended
Jun. 30, 2024
Statement of cash flows [abstract]
Cash flow information	Cash flow information

(in U.S. dollars, in thousands)	As of June 30,
(a) Reconciliation of cash and cash equivalents	2024	2023	2022
Cash at bank	62,563	70,920	60,034
Deposits at call	397	398	413
	62,960	71,318	60,447

(in U.S. dollars, in thousands)	As of June 30,
(b) Reconciliation of net cash flows used in operations with loss after income tax	2024	2023	2022
Loss for the period	(87,956)	(81,889)	(91,347)
Add/(deduct) net loss for non-cash items as follows:
Depreciation and amortization	4,666	4,107	4,380
Foreign exchange losses/(gains)	78	62	536
Finance costs	22,792	20,122	17,288
Remeasurement of contingent consideration	9,693	(8,771)	(913)
Remeasurement of warrant liabilities	(779)	2,205	(5,896)
Equity settled share-based payment	5,870	3,655	5,536
Deferred tax benefit	(191)	(212)	(235)
Gain on derecognition of right-of-use assets	—	(76)	—
Change in operating assets and liabilities:
Decrease/(increase) in trade and other receivables	(15,466)	(118)	140
Decrease/(increase) in prepayments	807	1,650	1,555
Increase/(decrease) in trade and other payables	(12,378)	(398)	4,777
Decrease/(increase) in tax incentive recoverable	1,490	(2,388)	—
Increase/(decrease) in provisions	22,916	(1,218)	(1,603)
Net cash outflows used in operations	(48,458)	(63,269)	(65,782)